STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical)	12 Months Ended
Jun. 30, 2020 shares
Common Stock
Sale of Units, net of underwriting discounts and offering costs	6,563,767
Additional Paid-in Capital
Sale of Private Warrants	2,570,000